UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-04973

Exact name of registrant as specified in charter:	Voyageur Insured Funds

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2017

Item 1. Schedule of Investments.

Schedule of investments
Delaware Tax-Free Arizona Fund	May 31, 2017 (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds – 97.30%
Corporate Revenue Bonds – 8.69%
Maricopa County Pollution Control
(Public Service - Palo Verde Project) Series B 5.20%
6/1/43 ●	1,500,000	$1,634,970
(Southern California Education Co.) Series A 5.00%
6/1/35	2,400,000	2,619,648
Pima County Industrial Development Authority Pollution
Control Revenue
(Tucson Electric Power) Series A 5.25% 10/1/40	2,000,000	2,150,860
Salt Verde Financial Senior Gas Revenue
5.00% 12/1/37	500,000	609,895
		7,015,373
Education Revenue Bonds – 26.79%
Arizona Health Facilities Authority Healthcare Education
Revenue
(Kirksville College) 5.125% 1/1/30	1,500,000	1,607,610
Arizona Industrial Development Authority Revenue
(American Charter Schools Foundation Project) 144A
6.00% 7/1/47 #	400,000	414,924
Arizona State University Energy Management Revenue
(Arizona State University Tempe Campus II Project)
4.50% 7/1/24	1,000,000	1,049,080
Glendale Industrial Development Authority Revenue
(Midwestern University)
5.00% 5/15/31	645,000	715,266
5.125% 5/15/40	1,305,000	1,424,042
Maricopa County Industrial Development Authority
Revenue
(Paradise Schools Projects) 144A 5.00% 7/1/36 #	500,000	515,445
(Reid Traditional Schools Projects) 5.00% 7/1/47	785,000	814,728
McAllister Academic Village Revenue
(Arizona State University Hassayampa Academic Village
Project) 5.00% 7/1/31	1,000,000	1,160,120
Northern Arizona University
5.00% 6/1/36	475,000	526,096
5.00% 6/1/41	1,240,000	1,373,387
Phoenix Industrial Development Authority
(Basis School Projects) 144A 5.00% 7/1/35 #	1,000,000	1,029,140
(Choice Academies Project) 5.625% 9/1/42	1,250,000	1,322,787
(Eagle College Preparatory Project) Series A 5.00%
7/1/43	500,000	505,565
(Great Hearts Academic Project)
5.00% 7/1/46	1,000,000	1,071,720
6.30% 7/1/42	500,000	543,340

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Schedule of investments
Delaware Tax-Free Arizona Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Phoenix Industrial Development Authority
6.40% 7/1/47	500,000	$544,370
(Rowan University Project) 5.00% 6/1/42	2,000,000	2,176,700
Pima County Industrial Development Authority Education
Revenue
(Edkey Charter School Project) 6.00% 7/1/48	1,000,000	856,700
(Tucson Country Day School Project) 5.00% 6/1/37	750,000	673,793
Tucson Industrial Development Authority Lease Revenue
(University of Arizona-Marshall Foundation) Series A
5.00% 7/15/27 (AMBAC)	980,000	981,901
University of Arizona Board of Rights
Series A 5.00% 6/1/25	1,000,000	1,174,500
Series A 5.00% 6/1/38	1,000,000	1,142,680
		21,623,894
Electric Revenue Bonds – 2.86%
Salt River Project Agricultural Improvement & Power
District Electric System Revenue
Series A 5.00% 12/1/30	1,000,000	1,151,740
Series A 5.00% 12/1/45	1,000,000	1,155,930
		2,307,670
Healthcare Revenue Bonds – 16.54%
Arizona Health Facilities Authority Hospital System
Revenue
(Banner Health)
Series A 5.00% 1/1/43	1,500,000	1,656,615
Series A 5.00% 1/1/44	1,000,000	1,118,650
(Phoenix Children’s Hospital) Series A 5.00% 2/1/34	995,000	1,077,864
(Scottsdale Lincoln Hospital Project) 5.00% 12/1/42	1,000,000	1,122,720
Glendale Industrial Development Authority Revenue
(Glencroft Retirement Community Project) 5.00%
11/15/36	270,000	266,031
Maricopa County Industrial Development Authority Health
Facilities Revenue
(Catholic Healthcare West) Series A 6.00% 7/1/39	2,500,000	2,701,950
Maricopa County Industrial Development Authority Senior
Living Facility Revenue
(Christian Care Surprise Project) 144A 6.00% 1/1/48 #	405,000	401,387
Puerto Rico Industrial Tourist Educational Medical &
Environmental Control Facilities Financing Authority
(Auxilio Mutuo) Series A 6.00% 7/1/33	790,000	812,792
Tempe Industrial Development Authority Revenue
(Friendship Village) Series A 6.25% 12/1/42	1,200,000	1,281,672

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(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Yavapai County Industrial Development Authority Hospital
Facility
(Yavapai Regional Medical Center) Series A 5.25%
8/1/33	2,000,000	$2,238,400
Yuma Industrial Development Authority Hospital Revenue
(Yuma Regional Medical Center)
Series A 5.00% 8/1/32	295,000	331,164
Series A 5.25% 8/1/32	300,000	342,186
		13,351,431
Lease Revenue Bonds – 4.98%
Arizona Certificates of Participation Department
Administration
Series A 5.25% 10/1/25 (AGM)	1,500,000	1,636,800
Arizona Game & Fish Department & Community Beneficial
Interest Certificates
(Administration Building Project) 5.00% 7/1/32	1,000,000	1,002,820
Arizona Sports & Tourism Authority Senior Revenue
(Multipurpose Stadium Facility) Series A 5.00% 7/1/36	350,000	378,991
Maricopa County Industrial Development Authority
Correctional Contract Revenue
(Phoenix West Prison) Series B 5.375% 7/1/22 (ACA)	1,000,000	1,002,000
		4,020,611
Local General Obligation Bonds – 1.09%
Chandler
5.00% 7/1/23	500,000	605,435
Pinal County Community College District
4.00% 7/1/31	250,000	272,653
		878,088
Pre-Refunded Bonds – 10.15%
Arizona State University
Series C 5.50% 7/1/25-20 §	330,000	374,758
Coconino & Yavapai Counties Joint Unified School District
No. 9
(Sedona Oak Creek School Improvement Project of
2007) Series B 5.375% 7/1/28-19 §	1,350,000	1,473,511
Glendale Industrial Development Authority Hospital
Revenue
(John C. Lincoln Health) 5.00% 12/1/42-17 §	1,205,000	1,230,064
Pinal County Electric District No. 3
5.25% 7/1/41-21 §	2,000,000	2,330,500

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Schedule of investments
Delaware Tax-Free Arizona Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded Bonds (continued)
University Medical Center Hospital Revenue
6.50% 7/1/39-19 §	2,500,000	$2,783,325
		8,192,158
Special Tax Revenue Bonds – 11.94%
Arizona Department of Transportation State Highway Fund
Revenue
5.00% 7/1/32	1,500,000	1,776,225
Subordinated Series A 5.00% 7/1/38	750,000	860,580
Flagstaff Aspen Place Sawmill Improvement District
Revenue
5.00% 1/1/32	195,000	195,620
Gilbert Public Facilities Municipal Property Revenue
5.00% 7/1/25	1,250,000	1,349,050
Glendale Municipal Property Excise Tax Revenue
(Senior Lien) Series B 5.00% 7/1/33	570,000	646,676
Glendale Transportation Excise Tax Revenue
5.00% 7/1/30 (AGM)	1,000,000	1,162,850
Guam Government Business Privilege Tax Revenue
Series A 5.125% 1/1/42	545,000	574,512
Series A 5.25% 1/1/36	705,000	751,579
Marana Tangerine Farm Road Improvement District
Revenue
4.60% 1/1/26	559,000	560,778
Mesa Excise Tax Revenue
5.00% 7/1/32	1,000,000	1,141,200
Regional Public Transportation Authority
(Maricopa County Public Transportation) 5.25% 7/1/24	500,000	620,430
		9,639,500
Transportation Revenue Bonds – 7.04%
Arizona Department of Transportation State Highway Fund
Revenue
5.00% 7/1/35	1,000,000	1,198,410
Phoenix Civic Improvement Airport Revenue
(Junior Lien)
Series A 5.00% 7/1/45	1,000,000	1,139,510
Series A 5.25% 7/1/33	1,250,000	1,366,950
(Senior Lien) 5.00% 7/1/32 (AMT)	1,750,000	1,974,367
		5,679,237
Water & Sewer Revenue Bonds – 7.22%
Arizona Water Infrastructure Finance Authority
(Water Quality Revenue) Series A 5.00% 10/1/26	1,000,000	1,219,280

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(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Water & Sewer Revenue Bonds (continued)
Central Arizona Water Conservation District
(Central Arizona Project)
5.00% 1/1/27	400,000	$493,852
5.00% 1/1/31	600,000	716,748
Mesa Utility System Revenue
4.00% 7/1/31	850,000	941,358
Phoenix Civic Improvement Corporation
(Junior Lien)
5.00% 7/1/27	1,000,000	1,247,110
5.00% 7/1/31	1,000,000	1,207,420
		5,825,768
Total Municipal Bonds (cost $74,118,090)		78,533,730

Total Value of Securities – 97.30%
(cost $74,118,090)		78,533,730

Receivables and Other Assets Net of Liabilities – 2.70%		2,175,664
Net Assets Applicable to 7,057,753 Shares Outstanding – 100.00%		$80,709,394

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At May 31, 2017, the aggregate value of Rule 144A securities was $2,360,896, which represents 2.93% of the Fund’s net assets.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded.
°	Principal amount shown is stated in US dollars unless noted that the security is denominated in another currency.
●	Variable rate security. Each rate shown is as of May 31, 2017. Interest rates reset periodically.

Summary of abbreviations:
ACA – Insured by American Capital Access
AGM – Insured by Assured Guaranty Municipal Corporation
AMBAC – Insured by AMBAC Assurance Corporation
AMT – Subject to Alternative Minimum Tax

See accompanying notes.

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Notes
Delaware Tax-Free Arizona Fund	May 31, 2017 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by Voyageur Insured Funds (Trust) – Delaware Tax-Free Arizona Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

2. Investments

At May 31, 2017, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At May 31, 2017, the cost and unrealized appreciation (depreciation) of investments for the Fund were as follows:

Cost of investments	$74,118,090
Aggregate unrealized appreciation	4,669,699
Aggregate unrealized depreciation	(254,059)
Net unrealized appreciation	$4,415,640

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

6     NQ- 322 [5/17] 7/17 (220330)

(Unaudited)

Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of May 31, 2017:

Securities	Level 2
Assets:
Municipal Bonds	$78,533,730

During the period ended May 31, 2017, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. At May 31, 2017, there were no Level 3 investments.

3. Recent Accounting Pronouncements

On Oct. 13, 2016, the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the “Schedule of investments” and accompanying notes.

4. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to May 31, 2017 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

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Item 2. Controls and Procedures.

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: